UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     July 25, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $135,319 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDERWOODS GROUP INC           COM              014383103     7132   495588 SH       Sole                   495588
CHIQUITA BRANDS INTL INC       COM              170032809    11794   429496 SH       Sole                   429496
CONSECO INC                    COM NEW          208464883     1705    78162 SH       Sole                    78162
HAWAIIAN HOLDINGS INC          COM              419879101      304    75000 SH       Sole                    75000
IMPERIAL SUGAR CO NEW          COM NEW          453096208    23597  1523341 SH       Sole                  1523341
JAMES RIVER COAL CO            COM NEW          470355207     1660    47905 SH       Sole                    47905
LAIDLAW INTL INC               COM              50730r102     9716   403163 SH       Sole                   403163
MCI INC                        COM              552691107    18648   725317 SH       Sole                   725317
MITTAL STEEL CO N V            NY REG SH CL A   60684p101     8604   362420 SH       Sole                   362420
PIONEER NAT RES CO             COM              723787107     2474    58801 SH       Sole                    58801
RITE AID CORP                  COM              767754104     1313   314154 SH       Sole                   314154
SEARS HLDGS CORP               COM              812350106    12649    84400 SH       Sole                    84400
UNOCAL CORP                    COM              915289102     5043    77520 SH       Sole                    77520
WASHINGTON GROUP INTL INC      COM NEW          938862208    30680   600149 SH       Sole                   600149